Fair Values Of Financial Instruments - Additional Information (Detail) - 12 months ended Dec. 31, 2019 $ / shares in Units, $ / shares in Units, $ in Millions	ARS ($) $ / shares shares	ARS ($) $ / shares shares	USD ($) shares
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Put option fair value per share	$ 63.43
EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Put option fair value per share	$ 100
Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Prisma [Member] | BBVA Argentina [Member]
Fair Value Of Financial Instruments [Line Items]
Proportion of ownership interest in subsidiary	11.1217%	11.1217%
Closing foreign exchange rate	57.56	57.56	57.56
Investments in equity instruments designated at fair value through other comprehensive income | $			$ 3,033,010
Range 1 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	10.00%	10.00%	10.00%
Range 2 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	12.20%	12.20%	12.20%
Range 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	15.00%	15.00%	15.00%
Range 4 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	20.00%	20.00%	20.00%
Historical volatility for shares, measurement input [member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Historical volatility for shares, measurement input [member] | Range 1 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	2.50%	2.50%	2.50%
Put option fair value per share	$ 10.0
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share | (per share)	$ 54.88	$ 0.95
Historical volatility for shares, measurement input [member] | Range 1 [Member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	461.80%	461.80%	461.80%
Historical volatility for shares, measurement input [member] | Range 2 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	3.00%	3.00%	3.00%
Put option fair value per share	$ 12.2
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share | (per share)	$ 63.43	$ 1.10
Put options outstanding, fair value | $	$ 685,000	$ 685,000
Number of put options outstanding | shares	10,800	10,800	10,800
Historical volatility for shares, measurement input [member] | Range 2 [Member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	473.80%	473.80%	473.80%
Historical volatility for shares, measurement input [member] | Range 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	3.50%	3.50%	3.50%
Put option fair value per share	$ 15.0
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share | (per share)	$ 74.04	$ 1.29
Historical volatility for shares, measurement input [member] | Range 3 [Member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	486.80%	486.80%	486.80%
Historical volatility for shares, measurement input [member] | Range 4 [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share	$ 20.0
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share | (per share)	$ 91.58	$ 1.59